Fair Value Measurements (Quantitative Information for Assets Measured at Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	$ 6,553		$ 8,049
Other real estate owned	232		281
Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	3,370		3,300
Other Real Estate Owned [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned			50
Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage servicing rights	193		167
Measured at Fair Value on a Non-Recurring Basis [Member] | Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	3,370		3,300
Valuation Technique	Appraisal of collateral (1)	[1]	Appraisal of collateral (1)	[1]
Unobservable Inputs	Appraisal and liquidation adjustments (2)	[2]	Appraisal and liquidation adjustments (2)	[2]
Weighted Average Volatility Rate	(11.20%)		(9.00%)
Measured at Fair Value on a Non-Recurring Basis [Member] | Other Real Estate Owned [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned			50
Valuation Technique			Appraisal of collateral (1)	[1]
Unobservable Inputs			Appraisal and liquidation adjustments (2)	[2]
Range			0.00%
Weighted Average Volatility Rate			0.00%
Measured at Fair Value on a Non-Recurring Basis [Member] | Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage servicing rights	$ 193		$ 167
Valuation Technique	Multiple of annual servicing fee		Multiple of annual servicing fee
Unobservable Inputs	Estimated pre-payment speed, based on rate and term		Estimated pre-payment speed, based on rate and term
Weighted Average Volatility Rate	360.00%		326.00%
Measured at Fair Value on a Non-Recurring Basis [Member] | Minimum [Member] | Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range	(7.00%)		(7.00%)
Measured at Fair Value on a Non-Recurring Basis [Member] | Minimum [Member] | Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range	300.00%		300.00%
Measured at Fair Value on a Non-Recurring Basis [Member] | Maximum [Member] | Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range	(15.00%)		(10.00%)
Measured at Fair Value on a Non-Recurring Basis [Member] | Maximum [Member] | Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range	400.00%		400.00%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral that generally include various level 3 inputs which are not identifiable.
[2]	Appraisals may be adjusted downward by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.